JPMorgan SmartRetirement® 2040 Fund
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 76.2%
Fixed Income — 16.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	12,108	125,678
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	51,665	377,670
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,206	18,949
JPMorgan High Yield Fund Class R6 Shares (a)	13,812	85,771
Total Fixed Income		608,068
International Equity — 11.1%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	912	26,930
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	6,628	102,146
JPMorgan International Equity Fund Class R6 Shares (a)	16,490	294,834
Total International Equity		423,910
U.S. Equity — 49.1%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	16,639	457,579
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	929	48,020
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	1,318	24,014
JPMorgan Small Cap Value Fund Class R6 Shares (a)	997	23,977
JPMorgan U.S. Equity Fund Class R6 Shares (a)	23,347	430,055
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	13,696	430,591
JPMorgan Value Advantage Fund Class R6 Shares (a)	13,316	455,017
Total U.S. Equity		1,869,253
Total Investment Companies (Cost $2,347,922)		2,901,231
Exchange-Traded Funds — 21.9%
Alternative Assets — 1.7%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	194	16,111
JPMorgan Realty Income ETF (a)	1,140	48,166
Total Alternative Assets		64,277
Fixed Income — 0.6%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	479	21,518
International Equity — 16.7%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	2,414	87,512
JPMorgan International Research Enhanced Equity ETF (a)	9,953	548,129
Total International Equity		635,641
U.S. Equity — 2.9%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	1,487	112,080
Total Exchange-Traded Funds (Cost $816,478)		833,516
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 0.88%, 1/31/2024 (b) (Cost $6,115)	6,305	6,106

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.6%
Investment Companies — 1.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (c) (Cost $59,906)	59,906	59,906
Total Investments — 99.9% (Cost $3,230,421)		3,800,759
Other Assets Less Liabilities — 0.1%		3,699
NET ASSETS — 100.0%		3,804,458

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2023.
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	189	06/16/2023	USD	9,408	307
Short Contracts
EURO STOXX 50 Index	(207)	06/16/2023	EUR	(9,584)	(289)
MSCI EAFE E-Mini Index	(271)	06/16/2023	USD	(28,404)	(934)
S&P 500 E-Mini Index	(139)	06/16/2023	USD	(28,743)	(1,197)
					(2,420)
					(2,113)

Abbreviations
EAFE	Europe, Australasia and Far East
EUR	Euro
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$833,516	$—	$—	$833,516
Investment Companies	2,901,231	—	—	2,901,231

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$6,106	$—	$6,106
Short-Term Investments
Investment Companies	59,906	—	—	59,906
Total Investments in Securities	$3,794,653	$6,106	$—	$3,800,759
Appreciation in Other Financial Instruments
Futures Contracts	$307	$—	$—	$307
Depreciation in Other Financial Instruments
Futures Contracts	(2,420)	—	—	(2,420)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(2,113)	$—	$—	$(2,113)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$130,527	$19,764	$63,257	$(9,871)	$10,349	$87,512	2,414	$3,123	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	32,589	2,562	18,541	784	(1,283)	16,111	194	547	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	105,614	15,885	17,311	(1,872)	9,764	112,080	1,487	1,249	—
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	17,702	6,147	2,732	(506)	907	21,518	479	797	—
JPMorgan Core Bond Fund Class R6 Shares (a)	124,830	25,635	22,469	(2,540)	222	125,678	12,108	2,884	7
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	374,008	72,345	62,026	(10,747)	4,090	377,670	51,665	10,145	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	37,845	1,414	20,398	(8,301)	8,389	18,949	3,206	1,414	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	63,695	10,249	51,129	(3,793)	7,908	26,930	912	394	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	144,382	28,581	70,620	(3,648)	3,451	102,146	6,628	3,395	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	485,506	43,823	120,086	(45,549)	93,885	457,579	16,639	—	1,739
JPMorgan High Yield Fund Class R6 Shares (a)	70,851	26,841	11,898	(1,192)	1,169	85,771	13,812	3,625	—
JPMorgan International Equity Fund Class R6 Shares (a)	349,719	9,514	103,624	(20,312)	59,537	294,834	16,490	9,514	—
JPMorgan International Research Enhanced Equity ETF (a)	524,702	67,058	111,810	(8,656)	76,835	548,129	9,953	12,985	—
JPMorgan Realty Income ETF (a)	95,947	1,990	40,113	(3,694)	(5,964)	48,166	1,140	1,458	6,826
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	44,662	17,219	11,853	(700)	(1,308)	48,020	929	178	4,604
JPMorgan Small Cap Growth Fund Class R6 Shares (a) *	21,497	3,692	2,204	(651)	1,680	24,014	1,318	—	81

JPMorgan SmartRetirement® 2040 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Small Cap Value Fund Class R6 Shares (a)	$22,054	$5,984	$2,991	$(95)	$(975)	$23,977	997	$241	$1,599
JPMorgan U.S. Equity Fund Class R6 Shares (a)	456,720	56,481	102,062	(8,450)	27,366	430,055	23,347	4,532	16,758
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	66,519	611,643	618,256	—	—	59,906	59,906	1,906	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	478,465	42,238	123,530	(24,597)	58,015	430,591	13,696	4,830	6,901
JPMorgan Value Advantage Fund Class R6 Shares (a)	483,144	83,265	84,549	(3,562)	(23,281)	455,017	13,316	8,998	36,990
Total	$4,130,978	$1,152,330	$1,661,459	$(157,952)	$330,756	$3,794,653		$72,215	$75,505

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
*	Non-income producing security.